Consolidated Statement of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Interest income using the effective interest method	R$ 9,522,486	R$ 6,665,322	R$ 4,709,123
Interest expense using the effective interest method	(5,076,172)	(2,770,853)	(1,885,435)
Net interest income	4,446,314	3,894,469	2,823,688
Gain on financial assets at fair value through profit or loss	303,219	92,112	81,249
Commissions, banking fees and other revenues from services	868,535	526,927	197,272
Operating income	5,618,068	4,513,508	3,102,209
(-) Expected credit losses	(1,700,492)	(1,133,711)	(788,054)
Personnel expenses	(524,674)	(448,865)	(438,749)
Selling, general and administrative expenses	(1,310,764)	(1,225,837)	(875,692)
Tax expenses	(503,804)	(429,969)	(276,047)
Depreciation and amortization	(201,868)	(164,842)	(134,858)
Operating expenses	(4,241,602)	(3,403,224)	(2,513,400)
Net operating income	1,376,466	1,110,284	588,809
Loss on derecognition of financial assets		(11,723)
Other income (expenses), net	(39,645)	(57,550)	(7,174)
Income before income tax and social contribution	1,336,821	1,041,011	581,635
Current income tax and social contribution	(700,567)	(433,638)	(221,525)
Deferred income tax and social contribution	410,359	186,983	65,948
Net income for the year	1,046,613	794,356	426,058
Attributable to the owners of the parent / Net investment of the parent companies	1,037,833	791,014	421,991
Attributable to non-controlling interests	R$ 8,780	R$ 3,342	R$ 4,067
Common Shares [Member]
Basic and diluted earnings per share – R$
Basic earning per share	R$ 1.23	R$ 1.00	R$ 0.53
Diluted earning per share	1.23	1.00	0.53
Preferred Shares [Member]
Basic and diluted earnings per share – R$
Basic earning per share	1.59	1.00	0.53
Diluted earning per share	R$ 1.59	R$ 1.00	R$ 0.53